Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Transportation Portfolio

May 31, 2020

TRN-QTLY-0720
1.802192.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Aerospace & Defense - 1.7%
Aerospace & Defense - 1.7%
Huntington Ingalls Industries, Inc.	14,400	$2,878,416
Northrop Grumman Corp.	5,200	1,743,040
		4,621,456
Air Freight & Logistics - 28.6%
Air Freight & Logistics - 28.6%
Air Transport Services Group, Inc. (a)	172,564	3,717,029
Atlas Air Worldwide Holdings, Inc. (a)(b)	68,500	2,675,610
C.H. Robinson Worldwide, Inc.	130,296	10,570,914
Echo Global Logistics, Inc. (a)	194,900	4,034,430
Expeditors International of Washington, Inc.	148,800	11,363,856
FedEx Corp.	57,950	7,565,952
Forward Air Corp.	30,500	1,515,240
Hub Group, Inc. Class A (a)	81,800	3,825,786
United Parcel Service, Inc. Class B	302,174	30,129,770
XPO Logistics, Inc. (a)	31,600	2,490,396
		77,888,983
Airlines - 9.4%
Airlines - 9.4%
Alaska Air Group, Inc.	75,400	2,577,926
Copa Holdings SA Class A (b)	23,000	1,008,780
Delta Air Lines, Inc.	75,702	1,908,447
Hawaiian Holdings, Inc. (b)	19,600	282,828
JetBlue Airways Corp. (a)	63,500	639,445
SkyWest, Inc.	142,500	4,569,975
Southwest Airlines Co.	347,300	11,148,330
United Airlines Holdings, Inc. (a)(b)	118,900	3,333,956
		25,469,687
Entertainment - 0.4%
Movies & Entertainment - 0.4%
The Walt Disney Co.	8,200	961,860
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
Points International Ltd. (a)	87,200	653,128
IT Services - 0.4%
IT Consulting & Other Services - 0.4%
CACI International, Inc. Class A (a)	3,900	978,042
Marine - 0.7%
Marine - 0.7%
A.P. Moller - Maersk A/S Series A	1,000	912,117
Kirby Corp. (a)	5,000	256,400
Matson, Inc.	28,295	808,388
		1,976,905
Professional Services - 0.0%
Research & Consulting Services - 0.0%
FTI Consulting, Inc. (a)	1,200	144,552
Road & Rail - 54.2%
Railroads - 40.7%
CSX Corp.	372,946	26,695,475
Kansas City Southern	48,100	7,240,012
Norfolk Southern Corp.	104,650	18,658,049
Union Pacific Corp.	342,295	58,142,226
		110,735,762
Trucking - 13.5%
Covenant Transport Group, Inc. Class A (a)	118,500	1,493,100
J.B. Hunt Transport Services, Inc.	71,200	8,520,504
Knight-Swift Transportation Holdings, Inc. Class A (b)	111,000	4,618,710
Landstar System, Inc.	71,900	8,359,094
Marten Transport Ltd.	13,051	333,975
Old Dominion Freight Lines, Inc.	16,873	2,886,802
Ryder System, Inc.	2,725	93,359
Schneider National, Inc. Class B	120,800	2,919,736
TFI International, Inc.	68,700	2,079,549
TFI International, Inc. (Canada)	69,700	2,110,971
U.S. Xpress Enterprises, Inc. (a)	181,808	927,221
Universal Logistics Holdings, Inc.	49,200	731,112
Werner Enterprises, Inc.	34,883	1,612,292
		36,686,425

TOTAL ROAD & RAIL		147,422,187

Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	8,200	264,368
Willis Lease Finance Corp. (a)	12,500	263,500
		527,868
Transportation Infrastructure - 0.3%
Airport Services - 0.3%
Macquarie Infrastructure Co. LLC (b)	25,300	718,267
TOTAL COMMON STOCKS
(Cost $168,113,983)		261,362,935

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.11% (c)	9,142,222	9,144,051
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	9,423,149	9,424,092
TOTAL MONEY MARKET FUNDS
(Cost $18,568,220)		18,568,143
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $186,682,203)		279,931,078
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(7,927,664)
NET ASSETS - 100%		$272,003,414

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,247
Fidelity Securities Lending Cash Central Fund	4,798
Total	$11,045

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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